Stockholders' Equity (Successor) - Narrative (Details)					5 Months Ended	12 Months Ended
	Feb. 14, 2024 USD ($) $ / shares shares	Aug. 31, 2023 USD ($) $ / shares	Aug. 29, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares	Jun. 30, 2024 Day $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 15, 2024 $ / shares	Feb. 12, 2024 $ / shares shares	Aug. 22, 2023 shares	Jun. 30, 2023 shares	Feb. 27, 2023 shares	Feb. 23, 2023 shares	Dec. 31, 2021 shares
Class of Stock [Line Items]
Preferred stock par value (in dollars per share) | $ / shares					$ 0.0001
Preferred stock authorized (in shares)					1,000,000
Preferred stock issued (in shares)					0
Preferred stock outstanding (in shares)					0
Common stock par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001			$ 0.0001
Common stock authorized (in shares)					500,000,000
Common stock issued (in shares)					64,845,435
Common stock outstanding (in shares)	60,166,269				64,845,435
Minimum price per share of stock to transfer or sale (in dollars per share) | $ / shares					$ 12
Number of trading days for determining the newly issued share price | Day					20
Number of consecutive trading days for determining the newly issued share price | Day					30
Commencing period					150 days
Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Preferred stock par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Preferred stock authorized (in shares)						1,000,000	1,000,000
Preferred stock issued (in shares)						0	0
Preferred stock outstanding (in shares)						0	0
Temporary equity shares outstanding						6,104,682	28,750,000		150,823					28,750,000
Proceeds from Sale of Restricted Investments | $	$ 1,572,250	$ 24,008,096	$ 24,008,096	$ 206,121,060		$ 230,129,156	$ 0
Temporary Equity Redemption Price Per Share | $ / shares	$ 10.42	$ 10.31	$ 10.31	$ 10.15					$ 10.42
Initial stockholders [Member]
Class of Stock [Line Items]
Common stock outstanding (in shares)	7,187,500
Common Class A [Member] | Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common stock authorized (in shares)						200,000,000	200,000,000
Common stock issued (in shares)						7,187,500	0
Common stock outstanding (in shares)						7,187,500	0
Temporary equity shares outstanding			2,328,063			6,104,682	28,750,000		150,823		8,432,745	20,317,255	20,317,255
Proceeds from Sale of Restricted Investments | $						$ 230,129,156
Temporary Equity Redemption Price Per Share | $ / shares						$ 10.41	$ 10.1
Common Class A [Member] | Sponser [Member] | Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock issued (in shares)										7,187,500
Common Class B [Member] | Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001
Common stock authorized (in shares)						20,000,000	20,000,000
Common stock issued (in shares)						0	7,187,500
Common stock outstanding (in shares)						0	7,187,500
Common Class B [Member] | Sponser [Member] | Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Common stock outstanding (in shares)										0
Common Class B [Member] | Determination Of Price Of Class A Common Stock For A Certain Period Based On Which Lock In Period Of Class B Common Stock Will Be Determined [Member] | Flame Acquisition Corp [Member]
Class of Stock [Line Items]
Share price | $ / shares						$ 12
Number of trading days for determining the share price						20 days
Number of consecutive trading days for determining the share price						30 days
Waiting period after which price of share is determined post business combination						150 days